Schedule of Outstanding Options (Details)	Dec. 31, 2012	Dec. 31, 2011
Held by the Manager	9,685,338	5,998,947
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	3,711,937	798,162
Issued to the independent directors	12,000	16,000
Total Stock Options	13,409,275	6,813,109
Issued Prior to 2011
Held by the Manager	1,751,172	1,686,447
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	701,937	798,162
Issued to the independent directors	10,000	14,000
Total Stock Options	2,463,109	2,498,609
Issued in 2011 and 2012
Held by the Manager	7,934,166
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	3,010,000
Issued to the independent directors	2,000
Total Stock Options	10,946,166
Issued in 2011
Held by the Manager		4,312,500
Issued to the Manager and subsequently transferred to certain of the Manager’s employees
Issued to the independent directors		2,000
Total Stock Options		4,314,500